5. Capitalized Software Development Costs	6 Months Ended
Mar. 31, 2013
Notes
5. Capitalized Software Development Costs

5.     Capitalized Software Development Costs

The following is a summary of capitalized software development costs:

March 31, 2013
Beginning balance	$383,227
Additions	201,998
Amortization	(201,457)
Charge offs	-
Capitalized software development costs, net	$383,768

Amortization expense for the three months ended March 31, 2013 was $103,571 and $107,500, respectively. Amortization expense for the six months ended March 31, 2013 was $201,457 and $201,254, respectively.

Amortization expense for the remaining estimated lives of these costs are as follows:

Year Ending March 31,
2013	$283,384
2014	100,384
$383,768